Lease (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of of Right-of-Use Assets and Lease Liabilities Recognized in Consolidated Statements of Financial Position	Details of right-of-use assets and lease liabilities recognized in the consolidated statements of financial position as of December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
	(In millions of Korean won)
Right-of-use assets(*1)
Offices	₩ 4,720	₩ 5,067
Vehicles	368	65
Others	1,533	826
Total	₩ 6,621	₩ 5,958
Lease liabilities(*2)
Current	4,225	2,906
Non-current	2,337	3,057
Total	₩ 6,562	₩ 5,963
(*1)Right-of-use assets are included in the ‘Property and equipment’ in the consolidated statement of financial position.
(*2)Lease liabilities are included in the ‘Other current liabilities’ and ‘Other non-current liabilities’ in the consolidated statement of financial position.

Summary of Changes in Right-of-Use Assets	Changes in right-of-use assets for the years ended December 31, 2023 and 2022 are as follows:

	2023
	Offices	Vehicles	Others	Total
	(In millions of Korean won)
Balance as of January 1, 2023	₩ 5,067	₩ 65	₩ 826	₩ 5,958
Depreciation	(2,794)	(239)	(1,083)	(4,116)
Reassessment	210	52	(1)	261
Acquisitions	2,178	490	1,775	4,443
Disposals	—	—	—	—
Translation difference	59	—	16	75
Balance as of December 31, 2023	₩ 4,720	₩ 368	₩ 1,533	₩ 6,621

	2022
	Offices	Vehicles	Others	Total
	(In millions of Korean won)
Balance as of January 1, 2022	₩ 6,698	₩ 292	₩ 1,750	₩ 8,740
Depreciation	(2,549)	(231)	(1,218)	(3,998)
Reassessment	1	(52)	(13)	(64)
Acquisitions	923	55	231	1,209
Disposals	(45)	—	—	(45)
Translation difference	39	1	76	116
Balance as of December 31, 2022	₩ 5,067	₩ 65	₩ 826	₩ 5,958

Summary of Amounts Recognized in Consolidated Statements of Profit or Loss	Details of amounts recognized in the consolidated statements of profit or loss for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Interest expense relating to lease liabilities (included in finance cost)	₩ 157	₩ 122	₩ 111
Expense relating to short-term leases	30	45	117
Expense relating to leases of low-value assets excluding short-term leases	22	23	21

Summary of Amounts Relating to Leases in Consolidated Statements of Profit or Loss	Details of amounts recognized in the consolidated statements of Cash flows for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023		2022		2021
	(In millions of Korean won)
Total cash outflows of leases	₩	4,292	₩	4,107	₩	3,897